Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Net sales
Total revenue	$ 62,090	$ 151,545	$ 257,950	$ 269,952	$ 628,149	$ 507,920
Cost of revenue:
Cost of revenue	39,636	73,943	91,741	176,186	346,581	336,996
Total cost of revenue	39,636	73,943	91,741	176,186	346,581	336,996
Gross profit	22,454	77,602	166,209	93,766	281,568	170,924
Operating costs and expenses:
Compensation and benefits	1,310,112	1,724,046	2,497,759	3,028,042	5,482,968	3,856,857
Sales and marketing expense	79,014	90,736	175,102	216,367	524,930	616,992
General and administrative	1,383,176	2,150,194	3,050,783	4,247,592	8,029,108	6,425,862
Total operating expenses	2,772,302	3,964,976	5,723,644	7,492,001	14,037,006	10,899,711
Loss from operations	(2,749,848)	(3,887,374)	(5,557,435)	(7,398,235)	(13,755,438)	(10,728,787)
Other income (expense):
Interest income (expense), net	(32,156)	(39,613)	(84,777)	(86,142)	(301,327)	(796,126)
Other (expense) income, net	(1,978)	(2,531)	(4,119)	(4,946)	(9,183)	(49,812)
Gain on the settlement of accounts payable						117,393
Loss on the extinguishment of debt						(988,884)
Total other (expense) income	(34,134)	(42,144)	(88,896)	(91,088)	(310,510)	(1,717,429)
Net loss before income tax	(2,783,982)	(3,929,518)	(5,646,331)	(7,489,323)	(14,065,948)	(12,446,216)
Income tax expense (benefit)
Net loss	(2,783,982)	(3,929,518)	(5,646,331)	(7,489,323)	(14,065,948)	(12,446,216)
Deemed dividends attributable to accretion of Series A Preferred Stock to redemption value						(5,000,000)
Net loss attributable to common shareholders	$ (2,783,982)	$ (3,929,518)	$ (5,646,331)	$ (7,489,323)	$ (14,065,948)	$ (17,446,216)
Net loss per common share - basic (in Dollars per share)	$ (0.07)	$ (0.1)	$ (0.14)	$ (0.19)	$ (0.36)	$ (0.62)
Net loss per common share - diluted (in Dollars per share)	$ (0.07)	$ (0.1)	$ (0.14)	$ (0.19)	$ (0.36)	$ (0.62)
Weighted average common shares outstanding - basic (in Shares)	40,491,073	39,157,687	39,552,120	39,167,314	39,376,087	28,193,649
Weighted average common shares outstanding - diluted (in Shares)	40,491,073	39,157,687	39,552,120	39,167,314	39,376,087	28,193,649
Sales - related parties
Net sales
Total revenue	$ 46,381	$ 62,345	$ 101,047	$ 141,484	$ 221,894	$ 266,142
Sales
Net sales
Total revenue	$ 15,709	$ 89,200	$ 156,903	$ 128,468	$ 406,255	$ 241,778